PROMISSORY NOTES (Tables)	12 Months Ended
Jan. 31, 2023
Short-Term Debt [Line Items]
Schedule of convertible debt [Table Text Block]
	June 13, 2018 issuance	May 24, 2019 issuance	Total
	$	$	$
Balance, January 31, 2021	1,072,590	1,130,056	2,202,646
Payment	-	(1,210,000)	(1,210,000)
Interest expense	17,649	40,685	58,334
Accretion expense	191,203	39,259	230,462
Balance, January 31, 2022	1,281,442	-	1,281,442
Payment	(41,600)	-	(41,600)
Interest expense	1,600	-	1,600
Loss on foreign exchange translation	(85,183)	-	(85,183)
Balance, January 31, 2023	1,156,259	-	1,156,259

Schedule of promissory notes [Table Text Block]
$
Balance, January 31, 2021	14,186,667
Repayments	(6,080,000)
Balance, January 31, 2022	8,106,667
Repayments	(6,080,000)
Balance, January 31, 2023	2,026,667
Current portion	2,026,667
Non-current portion	-